Post-Employment Benefits - Additional Information (Detail) - SEK (kr) kr in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Disclosure Of Employee Benefits [Line Items]
Percentage Alecta's of collective funding ratio	172.00%		172.00%	172.00%
Percentage of company's share of Alecta's saving premiums	0.30%		0.30%
Percentage of maximum pension liability relation to PRI pensionsgaranti			2.00%
Amount of pledged business mortgage	kr 6,100		kr 6,100
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities			Contingent liabilities include the Company’s mutual responsibility as a credit insured company of PRI Pensionsgaranti in Sweden. This mutual responsibility can only be imposed in the instance that PRI Pensionsgaranti has consumed all of its assets, and it amounts to a maximum of 2% of the Company’s pension liability in Sweden. The Company has a pledged business mortgage of SEK 6.1 billion to PRI Pensionsgaranti at year end. PRI continuously measures the Company credit risk levels according to the credit insurance terms and conditions. The Company has agreed to pledge additional business assets worth SEK 750 million in the first quarter of 2023 as additional credit risk guarantee.
Settlements			kr 4	kr 12
Remeasurement loss			(10,542)	(3,512)
Present value of defined benefit obligation [member]
Disclosure Of Employee Benefits [Line Items]
Net actuarial gains losses net defined benefit liability asset			29,000
Settlements			10,759	12
Increase (decrease) in net defined benefit liability (asset)			8,700
Remeasurement loss			(24,677)	14
Plan assets [member]
Disclosure Of Employee Benefits [Line Items]
Settlements			(10,755)	0
Remeasurement loss			kr 14,135	kr (3,526)
Forecast [Member]
Disclosure Of Employee Benefits [Line Items]
Additional businees assets to be pledged					kr 750
Alecta [member]
Disclosure Of Employee Benefits [Line Items]
Percentage of total share of active members in Alecta			2.10%
Expected contribution to Alectas plan			kr 100
Sweden [member]
Disclosure Of Employee Benefits [Line Items]
Discount rate	2.00%		2.00%	0.60%
Discount rates based upon Swedish covered bonds	3.90%		3.90%	2.10%
Decrease in defined benefit obligation resulting from discount rates based upon Swedish covered bonds	kr 16,500		kr 16,500	kr 18,800
COUNTRYG B [Member] | Present value of defined benefit obligation [member]
Disclosure Of Employee Benefits [Line Items]
Annual buy-in contract bought-out	kr 2,300
COUNTRYU S [Member] | Present value of defined benefit obligation [member]
Disclosure Of Employee Benefits [Line Items]
Settlements		kr 11,000
Bottom of range [Member]
Disclosure Of Employee Benefits [Line Items]
Percentage Alecta's of collective funding ratio ranges			125.00%
Top of Range [member]
Disclosure Of Employee Benefits [Line Items]
Percentage Alecta's of collective funding ratio ranges			175.00%
Ericsson Pensionsstiftelse [member]
Disclosure Of Employee Benefits [Line Items]
Percentage of defined benefit plans	57.00%		57.00%	51.00%
Percentage of defined benefit plans	100.00%		100.00%
Other Plans [member]
Disclosure Of Employee Benefits [Line Items]
Net liability recognized	kr 0		kr 0